Summary of Significant Accounting Policies - Summary of Impact on Accumulated Losses Due to IFRS 9 and IFRS 15 Adoption (Detail) R$ in Thousands, $ in Thousands	Dec. 31, 2017 USD ($)	Dec. 31, 2017 BRL (R$)	Dec. 31, 2016 BRL (R$)
Disclosure of initial application of standards or interpretations [line items]
Accumulated losses	$ (256,084)	R$ (847,125)	R$ (677,379)
Estimated adjustments due to adoption of IFRS 15 [member]
Disclosure of initial application of standards or interpretations [line items]
Accumulated losses	(349)	(1,153)
Estimated adjustments due to adoption of IFRS 9 [member]
Disclosure of initial application of standards or interpretations [line items]
Accumulated losses	(417)	(1,380)
New IFRSs [member]
Disclosure of initial application of standards or interpretations [line items]
Accumulated losses	$ (256,850)	R$ (849,658)